UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida — 125.3%
Corporate — 4.1%
Hillsborough County IDA, Refunding RB, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	$1,000	$1,190,580
Palm Beach County Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,468,000

		3,658,580

County/City/Special District/School District — 37.7%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,905,250
Broward County School Board Florida, COP, Refunding, Series A, 5.00%, 7/01/20	2,000	2,404,060
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sales Tax, 5.00%, 10/01/20	4,000	4,904,640
County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/20	5,545	6,433,697
Florida State Board of Education, GO, Refunding:
Capital Outlay, Series B, 5.00%, 6/01/20	485	596,186
Public Education, Series I, 5.00%, 6/01/18	385	390,429
Hillsborough County School Board, COP (NPFGC), 5.00%, 7/01/13 (a)	1,000	1,008,060
Miami-Dade County Educational Facilities Authority Florida, RB, University of Miami, Series A AMBAC), 5.00%, 4/01/14 (a)	1,000	1,043,120
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,694,560
Northern Palm Beach County Improvement District, Special Assessment Bonds, Refunding, Water Control & Improvement District No. 43, Series B (ACA), 4.50%, 8/01/22	1,000	1,022,860
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series A, 6.10%, 5/01/23	3,260	2,955,581
Stevens Plantation Florida Imports Project Dependant Special District, RB, 6.38%, 5/01/13 (b)(c)	2,425	1,821,078
Village Center Community Development District, RB, Sub-Series B, 6.35%, 1/01/18	2,000	2,020,800
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/13 (a)	890	899,043

	Par (000)	Value
Municipal Bonds
Florida (continued)
County/City/Special District/School District (concluded)
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	$935	$764,222

		33,863,586

Education — 2.9%
Florida State Board of Governors, Refunding RB, University of Central Florida, Series A, 5.00%, 7/01/18	500	587,010
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 4/01/20	1,000	1,163,280
Orange County Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	854,210

		2,604,500

Health — 15.6%
Highlands County Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,584,276
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,674,300
Marion County Hospital District Florida, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/22	1,500	1,693,230
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
3.00%, 6/01/15	200	203,770
3.00%, 6/01/16	140	143,483
3.00%, 6/01/17	190	194,628
3.25%, 6/01/18	195	202,038
3.50%, 6/01/19	200	208,542
Palm Beach County Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	4,735	5,499,371
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	1,285	1,557,998

		13,961,636

Housing — 1.5%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae), 4.70%, 7/01/22	740	778,902
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae), 5.63%, 10/01/39	240	255,907

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (continued)
Housing (concluded)
Manatee County Housing Finance Authority, RB, Series A, AMT (Fannie Mae), 5.90%, 9/01/40	$300	$326,628

		1,361,437

State — 20.9%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,252,293
4.00%, 10/01/20	1,105	1,245,081
4.00%, 10/01/21	500	561,665
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 3.20%, 4/01/20 (d)	4,000	3,210,600
Series B-2 (AGM), 4.00%, 10/01/17	305	342,982
Series B-2 (AGM), 4.00%, 10/01/18	605	688,677
Series B-2 (AGM), 4.00%, 10/01/20	655	740,556
Florida State Board of Education, GO, Public Education, Series J (AMBAC), 5.00%, 6/01/24	5,700	5,778,489
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	1,000	1,249,180
Florida State Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/20	3,000	3,671,220

		18,740,743

Transportation — 20.1%
Broward County Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/20	2,500	3,015,650
Broward County Florida Port Facilities Revenue, Refunding RB, Series B, AMT, 5.00%, 9/01/20	2,500	2,970,450
County of Lee Florida Transportation Facilities, Refunding RB, Series B (AMBAC):
5.00%, 10/01/20	2,250	2,395,350
5.00%, 10/01/22	3,000	3,190,260
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB, 5.00%, 7/01/20	550	667,673
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,394,420
Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	950,029

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Transportation (concluded)
Miami-Dade County Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/20	$1,500	$1,817,550
Miami-Dade County Florida Aviation, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,653,355

		18,054,737

Utilities — 22.5%
City of Deltona Florida, RB (NPFGC), 5.00%, 10/01/23	1,095	1,115,553
City of Marco Island Florida Utility System, RB (NPFGC):
5.25%, 10/01/13 (a)	1,000	1,020,950
5.00%, 10/01/22	2,000	2,038,920
5.00%, 10/01/23	1,375	1,399,984
City of North Miami Beach Water Revenue, RB, 5.00%, 8/01/20	1,200	1,440,840
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	4,000	4,914,000
Florida Governmental Utility Authority, RB, Golden Gate Utility System (AGM), 5.00%, 7/01/19	510	599,520
Florida Governmental Utility Authority, Refunding RB, Lehigh Utility (AGM), 5.00%, 10/01/20	635	754,056
Tohopekaliga Water Authority, RB, Series B (AGM):
5.00%, 10/01/22	1,975	2,014,105
5.00%, 10/01/23	1,180	1,203,364
Tohopekaliga Water Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/21	3,630	3,702,201

		20,203,493

Total Municipal Bonds in Florida		112,448,712
_______________________________________________________________________________________________________________________________________________________________________________________________________
Guam — 0.4%
Utilities — 0.4%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	310	375,546

Puerto Rico — 1.8%
State — 1.8%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	1,000	1,128,410

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax, Series C, 5.00%, 8/01/22	$415	$491,925

Total Municipal Bonds in Puerto Rico		1,620,335

Total Municipal Bonds – 127.5%		114,444,593

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)

Florida — 0.5%
Housing — 0.5%
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	420	443,037

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 0.5%		443,037

Total Long-Term Investments (Cost – $108,563,973) – 128.0%		114,887,630

	Shares	Value

Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	19,137	$19,137

Total Short-Term Securities (Cost – $19,137) – 0.0%		19,137

Total Investments (Cost - $108,583,110*) – 128.0%		114,906,767
Other Assets Less Liabilities – 1.4%		1,216,271
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (0.3)%		(280,101)
AMPS, at Redemption Value – (29.1)%		(26,100,000)

Net Assets Applicable to Common Shares – 100.0%		$89,742,937

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax cost	$108,288,842
	Gross unrealized appreciation	$7,419,304
	Gross unrealized depreciation	(1,081,379)

	Net unrealized appreciation	$6,337,925

Notes to Schedule of Investments
(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF Florida Municipal Money Fund	781,042	(781,042)	—	$1,391
FFI Institutional Tax-Exempt Fund	—	19,137	19,137	$242

(g)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2013	3

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)

CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$114,887,630	—	$114,887,630
Short-Term Securities	$19,137	—	—	19,137
Total	$19,137	$114,887,630	—	$114,906,767
[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft.	—	$(2,641)	—	$(2,641)
TOB trust certificates	—	(280,000)	—	(280,000)
Total	—	$(282,641)	—	$(282,641)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2013	4

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Florida Municipal 2020 Term Trust

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Florida Municipal 2020 Term Trust

Date: June 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Florida Municipal 2020 Term Trust

Date: June 24, 2013